Income taxes - Reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of profit before income taxes to income tax
Loss before tax	€ (8,445)	€ (11,311)	€ (9,530)
Prevailing statutory tax rate (as a percent)	28.00%
Tax expense at prevailing statutory rate (28%)	€ 2,365	3,167	2,668
Non-deductible expenses	(326)	(170)	(47)
Non-taxable income	266	116
Tax-rate related differences	(139)	(128)	(259)
Unrecognized temporary differences and tax losses	(2,246)	(2,987)	(2,426)
Income tax benefit (expense)	€ (80)	€ (2)	€ (64)